Series D Convertible Preferred Stock (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 28, 2020	Jul. 28, 2020	Jan. 17, 2020	Nov. 21, 2019	Nov. 15, 2019	Feb. 28, 2019	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 11, 2020	Mar. 31, 2019	Jan. 08, 2019
Class of Stock [Line Items]
Share issued price per share													$ 0.40
Number of warrants to purchase common stock												363,146,765
Preferred stock, par value, per share								$ 0.001		$ 0.001
Shares issued during period, value									$ 218,414		$ 4,419,787
Debt conversion of common stock shares						250,000
Proceeds from warrants									3,842,695
Redemption put liability							$ 267,399				267,399
Proceeds form shares											$ 4,337,106
Gross proceeds				$ 6,000,000
Financing costs paid in cash				111,983
Proceeds from issuance of preferred stock and warrants, net of financing cost				5,888,017
Proceeds allocation									(3,842,695)
Derivative Liability [Member]
Class of Stock [Line Items]
Derivative Put Liability				(614,095)
Proceeds Allocation [Member]
Class of Stock [Line Items]
Gross proceeds			$ 100,000	6,000,000
Financing costs paid in cash
Proceeds from issuance of preferred stock and warrants, net of financing cost			100,000	6,000,000
Proceeds Allocation [Member] | Derivative Liability [Member]
Class of Stock [Line Items]
Derivative Put Liability			(5,305)	(614,095)
Investor Warrants [Member]
Class of Stock [Line Items]
Proceeds from warrants				1,893,006
Proceeds from issuance of preferred stock and warrants, net of financing cost				(5,888,017)
Proceeds allocation				(1,893,006)
Investor Warrants [Member] | Proceeds Allocation [Member]
Class of Stock [Line Items]
Proceeds from warrants			31,902	1,893,006
Proceeds from issuance of preferred stock and warrants, net of financing cost			(100,000)	(6,000,000)
Proceeds allocation			(31,902)	(1,893,006)
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Debt conversion of common stock shares	15,773,363
FWHC HOLDINGS, LLC [Member]
Class of Stock [Line Items]
Warrant term												10 years
Warrants exercise price, per share												$ 0.014
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Deemed dividends								$ 0	$ 278,476	$ 278,000
Cumulative dividends, percentage									8.00%	8.00%
Shares issued during period, value									$ 6,281,433	$ 6,401,762
Debt conversion of common stock shares		15,773,363
Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Series D Convertible Preferred Stock				(2,869,854)
Redeemable Preferred Stock [Member] | Proceeds Allocation [Member]
Class of Stock [Line Items]
Series D Convertible Preferred Stock			$ (62,793)	$ (2,869,854)
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Number of warrants to purchase common stock							1,875,000				1,875,000
Debt conversion of common stock shares											1,875,000
Proceeds from warrants							$ 245,000
Redemption put liability							$ 267,000				$ 267,000
Debt conversion price per share							$ 0.40				$ 0.40			$ 0.40
Proceeds allocation							$ (245,000)
Securities Purchase Agreement [Member] | FWHC HOLDINGS, LLC [Member]
Class of Stock [Line Items]
Stock issued during period new issue shares				146,998
Preferred stock, par value, per share				$ 0.001
Proceeds from warrants				$ 6,000,000.0
Convertible, beneficial conversion feature											$ 623,000
Proceeds allocation				$ (6,000,000.0)
Securities Purchase Agreement [Member] | FWHC HOLDINGS, LLC [Member] | Series D Shares [Member]
Class of Stock [Line Items]
Preferred stock, par value, per share				$ 0.001
Securities Purchase Agreement [Member] | FWHC HOLDINGS, LLC [Member] | Series D Shares and Warrants [Member]
Class of Stock [Line Items]
Share issued price per share			$ 0.001				$ 0.28				$ 0.28
Convertible, beneficial conversion feature											$ 623,045
Debt conversion price per share							0.24				$ 0.24
Beneficial conversion feature, per share							$ 0.04				$ 0.04
Preferred stock, discount on shares				$ 3,130,146
Redemption value of preferred stock			$ 100,000	$ 6,000,000
Purchase of shares			2,450
Proceeds form shares			$ 100,000
Preferred stock redemption discount			$ 37,207
Securities Purchase Agreement [Member] | Accredited Investors [Member] | Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Share issued price per share					$ 40.817
Securities Purchase Agreement [Member] | Accredited Investors [Member] | Maximum [Member] | Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued during period new issue shares					238,871
Securities Purchase Agreement [Member] | Accredite Investors [Member] | Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of warrants to purchase common stock					14,669,757
Warrant term					10 years
Warrants exercise price, per share					$ 0.75
Number of warrants to purchase common stock					14,669,757